Leases (Tables)	12 Months Ended
Feb. 29, 2024
Leases [Abstract]
Schedule of Weighted-average Remaining Lease Terms and Discount Rates

Weighted-average remaining lease terms and discount rates are as follows:

	As of
	February 28,	February 29,
	2023	2024
Weighted average remaining lease term (years)	1.71	2.73
Weighted average discount rate	5.4%	5.6%

Schedule of Maturity Analysis of Annual Undiscounted Cash Flows

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended February 28 or 29:

Year ending of February 28 or 29:	RMB	USD
2025	1,412	196
2026	460	64
2027	360	50
2028	180	25
2029	—	—
Thereafter	—	—
Total minimum lease payments	2,412	335
Less: amount representing interest	(32)	(5)
Present value of minimum lease payments	2,380	330